File No. 333-223565

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [  ]               Post-Effective Amendment No. 1

USAA Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road

San Antonio, Texas 78288-0227

(Address of Principal Executive Offices)

(210) 498-0226

(Registrant’s Area Code and Telephone Number)

Jon Hadfield, Secretary

USAA MUTUAL FUNDS TRUST

9800 Fredericksburg Road

San Antonio, TX 78288-0227

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Fund Shares of beneficial interest in the series of the Registrant designated as USAA Cornerstone Moderately Aggressive Fund

No filing fee is due because an indefinite number of shares of the Registrant have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

EXPLANATORY NOTE

The Prospectus, Statement of Additional Information, and Part C, as filed on Form N-14 on March 9, 2018, File No. 333-223565, are hereby incorporated by reference. The Registrant is filing this Post-Effective No. 1 to revise the signature page.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the city of San Antonio and state of Texas, on the 16th day of April, 2018.

USAA MUTUAL FUNDS TRUST

By: *
Daniel S. McNamara

President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
____*____________________________ Robert L. Mason	Chairman of the Board of Trustees
_____*___________________________ Daniel S. McNamara	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)
__/s/ James De Vries________________ James De Vries	Treasurer (Principal Financial and Accounting Officer)
______*__________________________ Dawn M. Hawley	Trustee
______*__________________________ Jefferson C. Boyce	Trustee
______*__________________________ Paul L. McNamara	Trustee
______*__________________________ Richard Y Newton III	Trustee
______*__________________________ Barbara B. Ostdiek	Trustee
_______*_________________________ Michael F. Reimherr	Trustee

*By: /s/ Kristen Millan

*Kristen Millan, under the Powers of Attorney dated September 22, 2017, incorporated herein and filed under Post-Effective Amendment No. 145, with the Securities and Exchange Commission on September 27, 2017.